LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Equity method investments
Beijing Lianxinzhihui Technology Co., Ltd.	1,500	1,500	-
Sichuan Xingneng Ronglian Technology Co., Ltd.	-	-	2,842
Shanghai Keshen Information Technology Co., Ltd.	-	-	16,115
Total equity method investments	1,500	1,500	18,957

Other equity investments
Beijing Chenfeng Network Technology Co., Ltd.	2,500	11,960	51,207
Shanghai Yuhuan Information System Co.Ltd.	23,040	23,040	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	5,000	5,000	13,000
Hangzhou Paileyun Technology Co., Ltd.	3,188	5,800	5,800
Xinyu Hongling Investment Management Center (limited Partnership)	-	-	20,000
Total other equity investments	33,728	45,800	108,791
Total long-term investments	35,228	47,300	127,748

(a)
Equity method investments

Investments in Lianxinzhihui

In September 2017, Ronglian Yitong acquired 16% equity interest of Beijing Lianxinzhihui Technology Co., Ltd.(“Lianxinzhihui”), which is principally engaged in provision of big data solutions in the area of fraud prevention and precision marketing, at a cash consideration of RMB4,500. Ronglian Yitong has the right to appoint one out of three directors. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through its board representation. In June, 2021, Lianxinzhihui repurchased all shares held by Ronglian Yitong at the price of RMB1,500. The company recognized share of loss of this equity investment of RMB696 and made an impairment of RMB2,304 prior to December 31, 2018.

Investments in Sichuan Xingneng

In July 2021, Ronglian Yitong entered into an agreement with Beijing Siji Xingneng Digital Technology Co., Ltd. to establish a joint venture Sichuan Xingneng Ronglian Technology Co., Ltd. (“Sichuan Xingneng”), of which Ronglian Yitong contributed RMB4,900, accounting for 49% of the equity interest. Ronglian Yitong has 49% voting rights at the shareholders' meeting, which shall be approved by the shareholders representing more than half of the voting rights. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through voting rights. Ronglian Yitong recognized its share of loss RMB117 for the year ended December 31, 2021. The Company performed an impairment analysis and recognized an other than temporary loss for the investments of RMB1,941 for the year ended December 31, 2021. In June 2022, Sichuan Xingneng was liquidated. For details, please refer to Note 23(d).

Investments in Shanghai Keshen

In November 2021, Ronglian Yitong aquired 20% equity interest of Shanghai Keshen Information Technology Co., Ltd. (“Shanghai Keshen”), which is principally engaged in technology development, technology transfer, technical consultation and technical services, at a cash consideration of RMB15 million. Ronglian Yitong has the right to appoint one out of three director for the year ended December 31, 2021. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through its board representation. Ronglian Yitong recognized its share of loss RMB479 for the year ended December 31, 2021. The Company performed an impairment analysis in 2021, and recognized RMB406 impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value.

(b)
Other equity investments

Investments in Beijing Chenfeng

On September 2, 2019, Ronglian Yitong entered into a shares purchase agreement to acquire 10% equity interest of Beijing Chenfeng Network Technology Co., Ltd. (“Beijing Chenfeng”), which is principally engaged in provision of customer relationship management solutions, at a cash consideration of RMB2,500. The investment was classified as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

In 2020, Beijing Chenfeng entered into a series of new financing agreements with new investors, which diluted Ronglian Yitong's equity interest in Beijing Chenfeng from 9% to 4.49%. In 2021, Beijing Chenfeng entered into a series of new financing agreements with other new investors, which diluted Ronglian Yitong's equity interest in Beijing Chenfeng to 3.1%. The new financing from third parties provided an observable price for Ronglian Yitong's investment in Beijing Chenfeng and Ronglian Yitong evaluated the investment's carrying amount based on the observable price and recognized a gain of nil, RMB9,460 and RMB39,247 from the change in fair value for the year ended December 31, 2019, 2020 and 2021. In December 29, 2021 and January 17, 2022, the Company entered into definitive agreements to sell its equity interest of Beijing Chenfeng with cash consideration of US$7,627 (equivalent to RMB51,207). For details, please refer to Note 23(c).

Investments in Hangzhou Paileyun

In August 2019, Ronglian Yitong entered into a shares purchase agreement to acquire 3% equity interest of Hangzhou Paileyun Technology Co., Ltd. (“Hangzhou Paileyun”), which is principally engaged in provision of real-time voice and video cloud communication services, at a cash consideration of RMB3,188. According to the shares purchase agreement, Ronglian Yitong does not have the right to appoint any directors. The Group accounts for its investment in Hangzhou Paileyun as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer. The Group did not identify any observable price changes requiring an adjustment to the investments in Hangzhou Paileyun during the year ended December 31, 2019.

In August 2020, Hangzhou Paileyun entered into new financing agreements with new investors. After Hangzhou Paileyun's new financing, Ronglian Yitong's equity interest remained at 3% as Ronglian Huitong made an additional investment of RMB457 in Hangzhou Paileyun pursuant to a capital increase agreement. In December 2020, Hangzhou Paileyun entered into another financing agreement with certain other new investors, which diluted Ronglian Yitong's equity interest in Hanzhou Paileyun from 3% to 2.88%. The new financing from third parties provided an observable price for Ronglian Yitong's investment in Hangzhou Paileyun and Ronglian Yitong evaluated the investment's carrying amount based on the observable price and recognized a gain of RMB2,154 from the change in fair value during the year ended December 31, 2020. In February 2022, the Company entered into a definitive agreement to sell its equity interest of Hangzhou Paileyun with cash consideration of RMB10,938. The difference between the cash consideration and carrying amount will be recognized as a gain of RMB5,138 during the year ended December 31, 2022. For details, please refer to Note 23(c).

Investments in Hujingtiaoyue

In September 2017, Ronglian Yitong entered into a share purchase agreement to acquire 6.56% equity interest of Beijing Hujingtiaoyue Technology Co., Ltd. (“Hujingtiaoyue”), which is principally engaged in provision of artificial intelligence marketing solutions, at a cash consideration of RMB4,000. According to the shares purchase agreement, Ronglian Yitong, together with another shareholder, has the right to appoint one director. The Group accounts for its investment in Hujingtiaoyue as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

In June 2018, Hujingtiaoyue entered into new financing agreements with new investors. After Hujingtiaoyue's new financing, Ronglian Yitong's equity interest in Hujingtiaoyue decreased to 5.45% and Ronglian Yitong, together with another shareholder, remains the right to appoint one director. The new financing provided an observable price for Ronglian Yitong's investment in Hujingtiaoyue and Ronglian Yitong evaluated the investment's carrying amount based on the observable price and recognized a gain of RMB100 from the change in fair value.

In May 2019, Hujingtiaoyue entered into new financing agreements with new investors. After Hujingtiaoyue's new financing, Ronglian Yitong's equity interest in Hujingtiaoyue further decreased to 4.29% and Ronglian Yitong, together with another shareholder, remains the right to appoint one director. The new financing provided an observable price for Ronglian Yitong's investments in Hujingtiaoyue and Ronglian Yitong evaluated this investment's carrying amount based on the observable price, and recognized a gain of RMB900 from the change in fair value.

In May 2021, Hujingtiaoyue conducted reorganization and setup Beijing Tanma Qifu Technolory Co., Ltd.(“Beijing Tanma”), a new VIE. All shareholders of Hujingtiaoyue were transferred to Beijing Tanma, on a pro rate basis. Ronglian Yitong owned 4.29% equity interest in Beijing Tanma.

In October 2021 and December 2021, Beijing Tanma entered into new financing agreements with new investors. After Beijing Tanma’s new financing, Ronglian Yitong’s equity interest in Beijing Tanma further decreased to 2.45%. Since May 2021, Ronglian Yitong had no right to appoint any director due to reduction of equity interest. The new financing provided an observable price for Ronglian Yitong's investments in Hujingtiaoyue and Ronglian Yitong evaluated the investment's carrying amount based on the observable price, and recognized a gain of RMB8,000 from the change in fair value.

The new financing agreement with new investors provided the observable price for other equity investment and the fair value adjustment was determined primarily based on the market approach as of the transaction date, which takes into consideration a number of factors including recent financing pricing which shall be adjusted as similar securities to reflect difference in the rights and obligations between the equity security that was transacted and the equity security held by the Company, and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included discount of lack of marketability. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

Investments in Xinyu Hongling

In August 2021, Ronglian Yitong and other third party entities set up a limited partnership, Xinyu Hongling Investment Management Center (limited partnership) (“Xinyu Hongling”), which is mainly engaged in investment management and asset management, with a subscribed capital of RMB150 million. Xinyu Hongling's fund is used to invest in Xicheng Zhiyuan Digital Power Selection (Beijing) Investment Center (Limited Partnership) ("Xicheng Zhiyuan"), with a target subscription amount of RMB751 million. The subscribed capital contribution of Ronglian Yitong is RMB20,000, accounting for 13.33% and 2.66% of the registered capital of Xinyu Hongling and Xicheng Zhiyuan. As at December 31, 2021, Ronglian Yitong made the capital contribution of RMB20,000 to Xinyu Hongling, and Xinyu Hongling made the capital contribution of RMB75,000 to the Xicheng Zhiyuan, which received its capital funds of RMB340.5 million. According to the investment agreement, Ronglian Yitong does not have the right to appoint any directors. The Group accounts for its investment in Xinyu Hongling as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

Investments in Shanghai Yuhuan

The Company performed an impairment analysis for Shanghai Yuhuan Information System Co., Ltd. ("ShanghaiYuhuan") in 2021, and recognized RMB4,256 impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value. To estimate the fair value of investment in Shanghai Yuhuan, the Company used discounted cash flow model ("DCF Model"), which is based on the fair value of the entire invested capital of Shanghai Yuhuan using an income approach. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses.